OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Non Financial Other Liabilities Explanatory Abstract
OTHER NON-FINANCIAL LIABILITIES

NOTE 21 - OTHER NON-FINANCIAL LIABILITIES

	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Deferred revenues (1)(2)	2,533,081	2,273,137	420,208	512,056	2,953,289	2,785,193
Sales tax	7,194	3,870	-	-	7,194	3,870
Retentions	40,810	31,509	-	-	40,810	31,509
Other taxes	12,045	4,916	-	-	12,045	4,916
Other sundry liabilities	49,121	19,144	-	-	49,121	19,144
Total other non-financial liabilities	2,642,251	2,332,576	420,208	512,056	3,062,459	2,844,632

Deferred Income Movement

		Deferred income
				Loyalty
		(1)		program (Award and	Expiration of	Translation	Others	Final
	Initial balance	Recognition	Use	redeem)	tickets	Difference	provisions	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2019	2,974,760	8,264,970	(7,703,011)	124,548	(156,435)	2,232	33,402	3,540,466

From January 1 to December 31, 2020	3,540,466	1,970,203	(2,554,476)	(137,176)	(72,670)	(3,485)	(3,974)	2,738,888

From January 1 to December 31, 2021	2,738,888	4,221,168	(4,053,345)	(12,091)	(114,227)	-	4,800	2,785,193

From 1 de January to December 31, 2022	2,785,193	9,772,469	(9,077,188)	(241,201)	(314,027)	4,585	23,458	2,953,289

(1)	The balance includes mainly, deferred income for services not provided as of December 31, 2022 and December 31, 2021 and for the frequent flyer LATAM Pass program.

LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles or points that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles or LATAM Pass points every time they fly in LATAM and other airlines associated with the program, as well as by buying in stores or use the services of a vast network of companies that have agreements with the program around the world.

(2)	As of December 31, 2022, Deferred Income includes ThUS$ 41,318 related to the compensation from Delta Air Lines, Inc., which is recognized in the income statement based on the estimation of income differentials until the implementation of the strategic alliance. During the period, the Company has recognized ThUS $ 30,408 within the income statement related with this compensation.

Additionally, as of December 31, 2021, the Company maintains a balance of ThUS $ 29,507 in Trade accounts payable of the Statement of Financial Position, corresponding to the compensation of costs to be incurred.